Fair Value Measurements - Summary of the Changes In Fair Value of the Company Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value , Beginning balance	$ 0	$ 33,900	$ 13,700
Loss on change in fair value of warrants		6,500
Loss on change in fair value of warrants		(23,900)	20,200
Common stock issued in settlement of contingent consideration		(7,133)
Consideration paid on settlement of contingent consideration		(2,551)
Gain on settlement of contingent consideration		(316)	0
Fair value , Ending balance		0	33,900
Senior Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value , Beginning balance	63,520	0
Issuance of convertible notes at fair value	11,961	41,560
Loss on change in fair value of convertible notes		21,960
Fair value , Ending balance	5,781	63,520	0
Gain on change in fair value of convertible notes	(47,270)
Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value , Beginning balance	18,554	0
Recognition of warrants to purchase common stock at fair value		12,025
Loss on change in fair value of warrants		6,529
Fair value , Ending balance	28,211	$ 18,554	$ 0
Issuance of warrants at fair value	2,234
Gain on change in fair value of warrants	$ (15,007)